CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                               February 10, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:            First Trust Exchange-Traded Fund VI
                         (File Nos. 333-182308, 811-22717)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on February 1, 2017. The Registration Statement relates to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust NASDAQ Technology Dividend Index Fund, First Trust RBA American Industrial Renaissance(R) ETF, First Trust RBA Quality Income ETF, First Trust Rising Dividend Achievers ETF, International Multi-Asset Diversified Income Index Fund, Multi-Asset Diversified Income Index Fund, First Trust High Income ETF and First Trust Low Beta Income ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           -------------------------------------
                                           Morrison C. Warren